Consolidated Statements of Stockholders Deficit - USD ($)	Common Stock	Series A Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, Shares at Dec. 31, 2015	71,133,300	62,119,080
Beginning balance, Amount at Dec. 31, 2015	$ 7,113	$ 6,212	$ 16,757,809	$ (17,594,244)	$ (823,110)
Sale of series A preferred stock and warrants for cash, Shares		19,600
Sale of series A preferred stock and warrants for cash, Amount		$ 2	1,468		1,470
Warrants issued with indebtedness			41,366		41,366
Warrant issued to placement agent			38,687		38,687
Exercise of stock option for cash, Shares	20,000
Exercise of stock option for cash, Amount	$ 2		998		1,000
Warrant issued for services
Beneficial conversion feature of debt issued
Net loss				(1,385,756)	(1,385,756)
Ending balance, Shares at Dec. 31, 2016	71,153,300	62,138,680
Ending balance, Amount at Dec. 31, 2016	$ 7,115	$ 6,214	16,840,328	(18,980,000)	(2,126,343)
Warrants issued with indebtedness			1,658,905		1,658,905
Warrant issued to placement agent			267,422		267,422
Exercise of stock option for cash, Shares	200,000
Exercise of stock option for cash, Amount	$ 20		980		1,000
Acquisition of AEPP, Shares	31,765,903
Acquisition of AEPP, Amount	$ 3,177		(3,177)
Warrant issued for services			4,862		4,862
Beneficial conversion feature of debt issued			1,822,248		1,822,248
Payment of accrued interest with Common Stock, Shares	625,400
Payment of accrued interest with Common Stock, Amount	$ 63		46,863		46,926
Common Stock issued for services, Shares	733,333
Common Stock issued for services, Amount	$ 73		39,807		39,880
Cashless exercise of warrants, Shares		899,604
Cashless exercise of warrants, Amount		$ 90	(90)
Imputed dividend for adjustment of Series A conversion price into Common Stock			282,089	(282,089)
Net loss				(3,356,754)	(3,356,754)
Ending balance, Shares at Dec. 31, 2017	104,477,936	63,038,284
Ending balance, Amount at Dec. 31, 2017	$ 10,448	$ 6,304	$ 20,960,237	$ (22,618,843)	(1,641,854)
Net loss					(1,499,368)
Ending balance, Amount at Mar. 31, 2018					$ (3,141,222)